Investment in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets		₩ 786,013,485	₩ 739,764,256
Total liabilities		725,641,161	680,943,223
Total equity		60,372,324	58,821,033	₩ 56,321,865	₩ 53,423,558
Shinhan Financial Group (separate)
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	37,793,827	37,672,303
Total liabilities	[1],[2]	11,458,367	11,324,128
Total equity	[1],[2]	26,335,460	26,348,175
Shinhan Bank Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	596,967,318	556,691,161
Total liabilities	[1],[2]	558,513,573	519,926,426
Total equity	[1],[2]	38,453,745	36,764,735
Shinhan Card Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	43,186,732	44,137,094
Total liabilities	[1],[2]	34,686,850	35,860,198
Total equity	[1],[2]	8,499,882	8,276,896
Shinhan Securities Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	54,077,820	49,026,790
Total liabilities	[1],[2]	48,280,415	43,532,326
Total equity	[1],[2]	5,797,405	5,494,464
Shinhan Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	59,661,505	59,843,268
Total liabilities	[1],[2]	53,455,107	52,802,301
Total equity	[1],[2]	6,206,398	7,040,967
Shinhan Capital Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	12,482,497	12,512,659
Total liabilities	[1],[2]	10,166,788	10,259,145
Total equity	[1],[2]	2,315,709	2,253,514
Jeju Bank
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	8,019,927	7,444,771
Total liabilities	[1],[2]	7,372,657	6,854,663
Total equity	[1],[2]	647,270	590,108
Shinhan Asset Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	381,311	503,319
Total liabilities	[1],[2]	87,974	186,991
Total equity	[1],[2]	293,337	316,328
SHC Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	10,480	10,325
Total liabilities	[1],[2]	0	0
Total equity	[1],[2]	10,480	10,325
Shinhan DS
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	131,276	139,322
Total liabilities	[1],[2]	64,456	76,603
Total equity	[1],[2]	66,820	62,719
Shinhan Savings Bank
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	2,982,788	2,879,145
Total liabilities	[1],[2]	2,603,718	2,512,348
Total equity	[1],[2]	379,070	366,797
Shinhan Asset Trust Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	881,518	775,844
Total liabilities	[1],[2]	564,731	471,890
Total equity	[1],[2]	316,787	303,954
Shinhan Fund Partners Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	112,911	122,507
Total liabilities	[1],[2]	23,555	22,580
Total equity	[1],[2]	89,356	99,927
Shinhan REITs Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	83,488	82,781
Total liabilities	[1],[2]	7,920	12,640
Total equity	[1],[2]	75,568	70,141
Shinhan Venture Investment Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	192,749	176,165
Total liabilities	[1],[2]	103,912	90,967
Total equity	[1],[2]	88,837	85,198
Shinhan EZ General Insurance Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	361,063	289,867
Total liabilities	[1],[2]	185,342	178,573
Total equity	[1],[2]	₩ 175,721	₩ 111,294

[1]	The summarized financial information of the consolidated subsidiaries are based on consolidated financial statements, if applicable.
[2]	Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.